Inventories	12 Months Ended
Mar. 31, 2021
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Inventories	10. Inventories

	As at March 31,
	2020		2021
Stores and spare parts	₹	613	₹	127
Finished and traded goods		1,252		937

	₹	1,865	₹	1,064